Decommissioning and Rehabilitation Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance - beginning of year	$ 4,955	$ 5,111
(Decrease) increase due to re-estimation	37	(220)
Accretion expense, included in finance costs	63	64
Balance - end of year	$ 5,055	$ 4,955